Investments and Assets and Liabilities Held for Sale - Additional Information (Detail) - Leccaros Participacoes S.A. [member] R$ in Thousands		12 Months Ended
	Apr. 23, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Classification Of Investments [line items]
Net assets		R$ 6,580
Net assets attributable to equity holders		3,283
Gains on sale of investments		37,567
Gain on sale of investments attributable to equity holders		R$ 18,784
Subsequent events [member]
Classification Of Investments [line items]
Sale of ownership interest	50.00%
Total selling price	R$ 22,067
Cash received	10,000
Cash yet to be received	R$ 12,067
Number of installments	12